UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC 20549

                                   Form 13F

                              Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  September 30, 2009
                                                ------------------


Check here if Amendment [  ]: Amendment Number:
                                                -----------------

         This Amendment (Check only one):   |_| is a restatement
                                            |_| adds new holdings entries


Institutional Investment Manager Filing this Report:

Name:             Bluecrest Capital Management LLP
Address:          40 Grosvenor Place
                  London, SW1X 7AW, UK


Form 13F File Number:    028-11935
                         ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Charles Olver
Title:            Head of Compliance
Phone:            + 44 20 3180 3040

Signature, Place and Date of Signing:


    /s/ Charles Olver                  London, UK          November 16, 2009
---------------------------         -----------------      -----------------
         [Signature]                  [City, State]              [Date]

Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                             0
                                                  ----------------------------

Form 13F Information Table Entry Total:                        36
                                                  ----------------------------

Form 13F Information Table Value Total:                     $155,411
                                                  ----------------------------
                                                         (in thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

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                                                   BLUECREST CAPITAL MANAGEMENT LLP
                                                               FORM 13F
                                                   Quarter Ended September 30, 2009


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                              CLASS                          VALUE    SHRS OR    SH/  PUT/  INVESTMENT  OTHER     VOTING AUTHORITY
                              -----                          ------   -------    ---  ----  ----------  -----     ------------------
NAME OF ISSUER                TITLE             CUSIP      (X$1,000)  PRN AMT    PRN  CALL  DISCRETION  MANAGERS SOLE   SHARED  NONE
--------------                -----             -----      ---------  -------    ---  ----  ----------  -------- ----   ------  ----
------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
ADVANCED MICRO DEVICES INC    NOTE 6.000% 5/0   007903AL1  14,430     18,500,000 PRN        SOLE                                NONE
------------------------------------------------------------------------------------------------------------------------------------
ADVANCED MICRO DEVICES INC          COM         007903107   2,420        427,500 SH   CALL  SOLE                 427,500
------------------------------------------------------------------------------------------------------------------------------------
ADVANCED MICRO DEVICES INC          COM         007903107   4,551        804,000 SH    PUT  SOLE                 804,000
------------------------------------------------------------------------------------------------------------------------------------
AES CORP                            COM         00130H105   1,037         70,000 SH    PUT  SOLE                  70,000
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL ONE FINL CORP               COM         14040H105   3,573        100,000 SH    PUT  SOLE                 100,000
------------------------------------------------------------------------------------------------------------------------------------
CHICOS FAS INC                      COM         168615102     650         50,000 SH    PUT  SOLE                  50,000
------------------------------------------------------------------------------------------------------------------------------------
CME GROUP INC                       COM         12572Q105   2,466          8,000 SH         SOLE                   8,000
------------------------------------------------------------------------------------------------------------------------------------
COOPER TIRE & RUBR CO               COM         216831107   2,989        170,000 SH    PUT  SOLE                 170,000
------------------------------------------------------------------------------------------------------------------------------------
ENERNOC INC                         COM         292764107     877         26,447 SH         SOLE                  26,447
------------------------------------------------------------------------------------------------------------------------------------
FAIRFAX FINL HLDGS LTD            SUB VTG       303901102   7,785         21,000 SH    PUT  SOLE                  21,000
------------------------------------------------------------------------------------------------------------------------------------
FEDEX CORP                          COM         31428X106   7,522        100,000 SH    PUT  SOLE                 100,000
------------------------------------------------------------------------------------------------------------------------------------
GANNETT INC                         COM         364730101   2,502        200,000 SH   CALL  SOLE                 200,000
------------------------------------------------------------------------------------------------------------------------------------
HEALTH CARE REIT INC          NOTE 4.750% 7/1   42217KAQ9  21,863     20,000,000 PRN        SOLE                                NONE
------------------------------------------------------------------------------------------------------------------------------------
ISHARES TR INDEX               FTSE XNHUA IDX   464287184   4,092        100,000 SH    PUT  SOLE                 100,000
------------------------------------------------------------------------------------------------------------------------------------
ISHARES TR INDEX               MSCI EMERG MKT   464287234  23,603        606,600 SH   CALL  SOLE                 606,600
------------------------------------------------------------------------------------------------------------------------------------
ISHARES TR INDEX               MSCI EMERG MKT   464287234   3,891        100,000 SH    PUT  SOLE                 100,000
------------------------------------------------------------------------------------------------------------------------------------
KOHLS CORP                          COM         500255104   5,705        100,000 SH    PUT  SOLE                 100,000
------------------------------------------------------------------------------------------------------------------------------------
LENNAR CORP                         CL A        526057104   2,423        170,000 SH    PUT  SOLE                 170,000
------------------------------------------------------------------------------------------------------------------------------------
LOUISIANA PAC CORP                  COM         546347105     800        120,000 SH         SOLE                 120,000
------------------------------------------------------------------------------------------------------------------------------------
M D C HLDGS INC                     COM         552676108     869         25,000 SH    PUT  SOLE                  25,000
------------------------------------------------------------------------------------------------------------------------------------
MACYS INC                           COM         55616P104   1,143         62,500 SH    PUT  SOLE                  62,500
------------------------------------------------------------------------------------------------------------------------------------
MGM MIRAGE                          COM         552953101   3,033        251,900 SH    PUT  SOLE                 251,900
------------------------------------------------------------------------------------------------------------------------------------
MOHAWK INDS INC                     COM         608190104   3,577         75,000 SH    PUT  SOLE                  75,000
------------------------------------------------------------------------------------------------------------------------------------
MOLECULAR INSIGHT PHARM INC         COM         60852M104     136         24,671 SH         SOLE                  24,671
------------------------------------------------------------------------------------------------------------------------------------
PACCAR INC                          COM         693718108   4,148        110,000 SH    PUT  SOLE                 110,000
------------------------------------------------------------------------------------------------------------------------------------
PENNEY J C INC                      COM         708160106   1,688         50,000 SH    PUT  SOLE                  50,000
------------------------------------------------------------------------------------------------------------------------------------
PROSHARES TR                  PSHS UL XIN CH25  74347R321     490         50,000 SH   CALL  SOLE                  50,000
------------------------------------------------------------------------------------------------------------------------------------
ROYAL CARIBBEAN CRUISES LTD         COM         V7780T103   2,408        100,000 SH    PUT  SOLE                 100,000
------------------------------------------------------------------------------------------------------------------------------------
RYDER SYS INC                       COM         783549108   4,297        110,000 SH    PUT  SOLE                 110,000
------------------------------------------------------------------------------------------------------------------------------------
SELECT SECTOR SPDR TR           SBI INT-FINL    81369Y605   2,988        200,000 SH    PUT  SOLE                 200,000
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SMITHFIELD FOODS INC                COM         832248108     690         50,000 SH    PUT  SOLE                  50,000
------------------------------------------------------------------------------------------------------------------------------------
SPDR GOLD TRUST                   GOLD SHS      78463V107   4,943         50,000 SH   CALL  SOLE                  50,000
------------------------------------------------------------------------------------------------------------------------------------
SPDR SERIES TRUST              S&P RETAIL ETF   78464A714   2,048         60,000 SH    PUT  SOLE                  60,000
------------------------------------------------------------------------------------------------------------------------------------
SPDR TR                          UNIT SER 1     78462F103   4,752         45,000 SH    PUT  SOLE                  45,000
------------------------------------------------------------------------------------------------------------------------------------
TEMPLE INLAND INC                   COM         879868107     821         50,000 SH    PUT  SOLE                  50,000
------------------------------------------------------------------------------------------------------------------------------------
TRW AUTOMOTIVE HLDGS CORP           COM         87264S106   4,201        250,800 SH    PUT  SOLE                 250,800
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